Financial Instruments and Risks - Capital Management (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments and Risks
Loans and financing	R$ 31,074,056	R$ 12,191,856	R$ 14,012,779
Debentures	4,663,453
Cash and financial investments	(25,486,018)	(2,708,338)
Net debt	10,251,491	9,483,518
Shareholders' equity controlling	12,012,007	11,616,611	R$ 10,124,989
Shareholders' equity non-controlling	13,928
Shareholders' equity and net debt	R$ 22,277,426	R$ 21,100,129